EQUITY (Share capital Narrative) (Details) - shares	Jan. 01, 2023	Jan. 02, 2022
Disclosure of classes of share capital [line items]
Shares issued (in shares)	179,709,339	192,267,273
Shares outstanding (in shares)	179,709,339	192,267,273
Number of shares in entity held by entity or by its subsidiaries or associates	8,129	8,759
Entity Common Stock, Shares Outstanding	179,709,339
First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Second Preferences Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0